Income Taxes (Statutory Tax Rate to Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
State income taxes and credits	1.10%	1.10%	(0.30%)
Foreign rate differential	(7.50%)	(13.10%)	(18.20%)
Other foreign items	(2.00%)	2.60%	(0.60%)
Uncertain tax positions	(3.40%)	(4.50%)	(13.10%)
Foreign tax credits, net	(3.20%)	(5.70%)	(6.00%)
Valuation allowance	2.90%	(0.20%)	9.10%
Other	(2.90%)	2.50%	(3.00%)
Effective tax rate	20.00%	17.70%	2.90%